Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	December 31,	December 31,
	2020	2021

	(in thousands)

Cash, demand deposits and checking accounts	$178,938	333,524
Time deposits with less than three months maturity date	6,000	2,500
	$184,938	336,024